Financial instruments (Tables)	9 Months Ended
Jul. 31, 2023
Statement [Line Items]
Summary of Credit Risk Exposures
Under the standardized approach, credit risk is estimated using the risk weights as prescribed by the Basel framework, either based on credit assessments by external rating agencies or based on the counterparty type for non-retail
exposures and product type for retail exposures.

Exposure at default (1)(2)	As at
	July 31, 2023			April 30 2023	October 31 2022
	Revised Basel III			Revised Basel III	Basel III
($ millions)	IRB	Standardized	Total	Total	Total
By exposure sub-type
Non-retail
Drawn (3)(4)	$477,168	$72,255	$549,423	$546,224	$534,978
Undrawn commitments	92,681	7,458	100,139	106,677	132,195
Other exposures (5)	120,636	6,424	127,060	114,853	130,471
Total non-retail	$690,485	$86,137	$776,622	$767,754	$797,644
Retail (6)
Drawn	$290,434	$114,759	$405,193	$406,195	$392,143
Undrawn commitments and other exposures	97,252	9,097	106,349	105,176	57,913
Total retail	$387,686	$123,856	$511,542	$511,371	$450,056
Total	$1,078,171	$209,993	$1,288,164	$1,279,125	$1,247,700
(1)	Regulatory amounts reported as at Q3 2023 and Q2 2023 are under Revised Basel III requirements and are not directly comparable to amounts reported in Q4 2022.
(2)	After credit risk mitigation and excludes equity securities and other assets.
(3)	Non-retail drawn exposures include government guaranteed and privately insured mortgages and retail loans.
(4)	Non-retail drawn includes loans, bankers’ acceptances, deposits with financial institutions and FVOCI debt securities.
(5)	Includes off-balance sheet lending instruments such as letters of credit, letters of guarantee, securitizations, over-the-counter derivatives and repo-style transactions net of related collateral.
(6)	Retail includes residential mortgages, credit cards, lines of credit, other personal loans and small business treated as other regulatory retail.

Summary of VaR by Risk Factor
The table below shows the Bank’s VaR by risk factor along with Stressed VaR:

	For the three months ended			As at
	July 31, 2023 (1)			July 31	April 30	July 31
($ millions)	Average	High	Low	2023	2023	2022
Credit spread plus interest rate	$15.0	$24.0	$10.6	$12.6	$19.1	$16.2
Credit spread	7.6	9.9	6.4	6.9	7.4	5.3
Interest rate	11.5	17.3	8.3	10.5	17.4	15.0
Equities	4.0	5.7	2.8	3.1	4.3	4.6
Foreign exchange	2.9	6.6	1.5	1.6	4.2	2.3
Commodities	4.7	5.6	3.7	3.7	4.6	3.4
Debt specific	3.3	4.6	2.4	2.6	3.2	2.1
Diversification effect	(14.4)	–	–	(11.3)	(13.5)	(11.5)
Total VaR	$15.5	$21.9	$11.0	$12.3	$21.9	$17.1
Total Stressed VaR	$32.0	$63.6	$13.9	$18.4	$47.5	$31.4
(1)
Effective Q1 2023, the 2019/2020 COVID period was used to generate the Stressed VaR. In the prior periods, the Stressed VaR was calculated using the 2008/2009 credit crisis period.

Stressed VaR is calculated using the largest loss across historical periods as applied to the current portfolio.

Fair Value of Financial Liabilities Designated at Fair Value Through Profit or Loss and Changes in Fair Value
The following table presents the fair value of liabilities designated at fair value through profit or loss and their changes in fair value.

	Fair value			Change in fair value (1)			Cumulative change in fair value (2)
	As at			For the three months ended				As at
($ millions)	July 31 2023	April 30 2023	July 31 2022	July 31 2023	April 30 2023	July 31 2022	July 31 2023	April 30 2023	July 31 2022
Liabilities
Senior note liabilities (3)	$28,893	$26,935	$22,876	$(1,906)	$2,104	$302	$4,567	$6,473	$4,410
(1)	Change in the difference between the contractual maturity amount and the carrying value.
(2)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.
(3)
Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest
income – trading revenues. The offsetting fair value changes from associated derivatives is also recorded in non-interest
income – trading revenues.

Changes in Fair Value Attributable to Changes in Bank's Own Credit Risk for Financial Liabilities Designated at Fair Value
The following table presents the changes in fair value attributable to changes in the Bank’s own credit risk for financial liabilities designated at fair value through profit or loss as well as their contractual maturity and carrying amounts.

	Senior note liabilities
($ millions)	Contractual maturity amount	Carrying value	Difference between contractual maturity amount and carrying value	Change in fair value for the three month period attributable to change in own credit risk recorded in other comprehensive income	Cumulative change in fair value due to change in own credit risk (1)
As at July 31, 2023	$33,460	$28,893	$4,567	$(1,848)	$(48)
As at April 30, 2023	$33,408	$26,935	$6,473	$ 1,661	$1,800
As at July 31, 2022	$27,286	$22,876	$4,410	$ 567	$856
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.

Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption
The following table sets out the fair values of financial instruments of the Bank and excludes non-financial
assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	As at
	July 31, 2023		April 30, 2023		October 31, 2022
($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$90,325	$90,325	$63,893	$63,893	$65,895	$65,895
Trading assets	119,301	119,301	114,695	114,695	113,154	113,154
Securities purchased under resale agreements and securities borrowed	198,358	198,358	184,684	184,684	175,313	175,313
Derivative financial instruments	44,655	44,655	44,725	44,725	55,699	55,699
Investment securities – FVOCI and FVTPL	82,003	82,003	88,318	88,318	86,398	86,398
Investment securities – amortized cost	26,833	28,192	27,270	28,277	22,443	23,610
Loans	737,119	752,205	749,544	764,068	729,149	744,987
Customers’ liability under acceptances	20,425	20,425	21,901	21,901	19,494	19,494
Other financial assets	22,551	22,551	24,918	24,918	27,394	27,394
Liabilities:
Deposits	947,312	957,225	936,437	945,538	904,033	916,181
Financial instruments designated at fair value through profit or loss	28,893	28,893	26,935	26,935	22,421	22,421
Acceptances	20,478	20,478	21,951	21,951	19,525	19,525
Obligations related to securities sold short	37,522	37,522	41,310	41,310	40,449	40,449
Derivative financial instruments	50,848	50,848	50,562	50,562	65,900	65,900
Obligations related to securities sold under repurchase agreements and securities lent	147,432	147,432	132,631	132,631	139,025	139,025
Subordinated debentures	9,351	9,566	8,574	8,784	8,038	8,469
Other financial liabilities	49,050	49,963	50,182	51,486	45,723	46,682

Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis
The following table outlines the fair value hierarchy and instruments carried at fair value on a recurring basis.

	As at
	July 31, 2023				April 30, 2023
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$1,009	$–	$1,009	$–	$1,191	$–	$1,191
Trading assets
Loans	–	8,420	–	8,420	–	6,905	5	6,910
Canadian federal government and government guaranteed debt	12,799	4,694	–	17,493	15,145	2,944	–	18,089
Canadian provincial and municipal debt	4,474	3,890	–	8,364	4,673	4,470	–	9,143
U.S. treasury and other U.S. agencies’ debt	12,761	–	–	12,761	11,911	536	–	12,447
Other foreign governments’ debt	553	9,834	–	10,387	15	9,295	–	9,310
Corporate and other debt	2,642	7,378	–	10,020	2,513	8,117	–	10,630
Equity securities	49,157	127	1	49,285	45,852	88	1	45,941
Other	–	2,571	–	2,571	–	2,225	–	2,225
	$82,386	$36,914	$1	$119,301	$80,109	$34,580	$6	$114,695
Investment securities (2)
Canadian federal government and government guaranteed debt	$6,223	$4,763	$–	$10,986	$4,569	$4,720	$–	$9,289
Canadian provincial and municipal debt	2,378	3,898	–	6,276	3,729	3,922	–	7,651
U.S. treasury and other U.S. agencies’ debt	28,232	2,296	–	30,528	31,318	2,139	–	33,457
Other foreign governments’ debt	1,253	26,789	–	28,042	3,352	28,117	–	31,469
Corporate and other debt	–	2,144	42	2,186	–	2,061	55	2,116
Equity securities	1,993	227	1,765	3,985	2,383	219	1,734	4,336
	$40,079	$40,117	$1,807	$82,003	$45,351	$41,178	$1,789	$88,318
Derivative financial instruments
Interest rate contracts	$–	$14,151	$–	$14,151	$–	$13,478	$–	$13,478
Foreign exchange and gold contracts	–	25,077	–	25,077	–	25,792	–	25,792
Equity contracts	41	2,883	30	2,954	38	2,451	32	2,521
Credit contracts	–	396	3	399	–	481	3	484
Commodity contracts	–	2,064	10	2,074	–	2,435	15	2,450
	$41	$44,571	$43	$44,655	$38	$44,637	$50	$44,725
Liabilities:
Deposits	$–	$78	$–	$78	$–	$116	$–	$116
Financial liabilities designated at fair value through profit or loss	–	28,893	–	28,893	–	26,935	–	26,935
Obligations related to securities sold short	31,661	5,860	1	37,522	35,613	5,696	1	41,310

Derivative financial instruments
Interest rate contracts	–	21,335	–	21,335	–	19,520	–	19,520
Foreign exchange and gold contracts	–	24,093	–	24,093	–	25,813	–	25,813
Equity contracts	82	3,026	16	3,124	185	2,578	22	2,785
Credit contracts	–	28	2	30	–	24	1	25
Commodity contracts	–	2,259	7	2,266	–	2,415	4	2,419
	$82	$50,741	$25	$50,848	$185	$50,350	$27	$50,562
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
(2)	Excludes debt investment securities measured at amortized cost of $28,192 (April 30, 2023 – $28,277).

	As at October 31, 2022
($ millions)	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$543	$–	$543
Trading assets
Loans	–	7,811	–	7,811
Canadian federal government and government guaranteed debt	10,139	4,595	–	14,734
Canadian provincial and municipal debt	4,299	5,978	–	10,277
U.S. treasury and other U.S. agencies’ debt	11,957	–	–	11,957
Other foreign governments’ debt	15	8,287	–	8,302
Corporate and other debt	2,367	8,976	1	11,344
Equity securities	46,698	224	11	46,933
Other	–	1,796	–	1,796
	$75,475	$37,667	$12	$113,154
Investment securities (2)
Canadian federal government and government guaranteed debt	$4,947	$6,055	$–	$11,002
Canadian provincial and municipal debt	2,029	3,400	–	5,429
U.S. treasury and other U.S. agencies’ debt	32,412	2,824	–	35,236
Other foreign governments’ debt	3,217	24,487	–	27,704
Corporate and other debt	40	1,874	48	1,962
Equity securities	3,210	215	1,640	5,065
	$45,855	$38,855	$1,688	$86,398
Derivative financial instruments
Interest rate contracts	$–	$15,193	$17	$15,210
Foreign exchange and gold contracts	–	32,223	–	32,223
Equity contracts	332	2,209	20	2,561
Credit contracts	–	780	–	780
Commodity contracts	–	4,912	13	4,925
	$332	$55,317	$50	$55,699
Liabilities:
Deposits	$–	$15	$–	$15
Financial liabilities designated at fair value through profit or loss	–	22,421	–	22,421
Obligations related to securities sold short	35,059	5,387	3	40,449

Derivative financial instruments
Interest rate contracts	–	22,842	12	22,854
Foreign exchange and gold contracts	–	35,634	–	35,634
Equity contracts	636	3,063	21	3,720
Credit contracts	–	25	–	25
Commodity contracts	–	3,660	7	3,667
	$636	$65,224	$40	$65,900
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
(2)	Excludes debt investment securities measured at amortized cost of $23,610.

Summary of Changes in Level 3 Instruments Carried at Fair Value
The following table summarizes the changes in Level 3 instruments carried at fair value for the three months ended July 31, 2023.
All positive balances represent assets and negative balances represent liabilities. Consequently, positive amounts indicate purchases of assets or settlements of liabilities and negative amounts indicate sales of assets or issuances of liabilities.

	As at July 31, 2023
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value, end of the quarter	Changes in unrealized gains/(losses) recorded in income for instruments still held (1)
Trading assets
Loans	$5	$–	$–	$–	$–	$(5)	$–	$–
Equity securities	1	–	–	1	–	(1)	1	–
	6	–	–	1	–	(6)	1	–
Investment securities
Corporate and other debt	55	(3)	(2)	–	(8)	–	42	(3)
Equity securities	1,734	15	3	48	(38)	3	1,765	15
	1,789	12	1	48	(46)	3	1,807	12
Derivative financial instruments – assets
Equity contracts	32	2	–	1	–	(5)	30	3 (2)
Credit contracts	3	–	–	–	–	–	3	–
Commodity contracts	15	(5)	–	–	–	–	10	(5)

Derivative financial instruments – liabilities
Equity contracts	(22)	2	–	(4)	–	8	(16)	2 (2)
Credit contracts	(1)	(1)	–	–	–	–	(2)	(1)
Commodity contracts	(4)	(3)	–	–	–	–	(7)	(3)
	23	(5)	–	(3)	–	3	18	(4)
Obligations related to securities sold short	(1)	–	–	–	–	–	(1)	–
Total	$1,817	$7	$1	$46	$(46)	$–	$1,825	$8
(1)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(2)
Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market
changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

The following tables summarize the changes in Level 3 instruments carried at fair value for the three months ended April 30, 2023 and October 31, 2022.

	As at April 30, 2023
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Trading assets	$35	$–	$–	$6	$(28)	$(7)	$6
Investment securities	1,709	45	2	54	(19)	(2)	1,789
Derivative financial instruments	12	(2)	–	(2)	2	13	23
Obligations related to securities sold short	(6)	–	–	–	–	5	(1)
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.

	As at October 31, 2022
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Trading assets	$43	$(1)	$–	$–	$(1)	$(29)	$12
Investment securities	1,735	74	–	56	(62)	(115)	1,688
Derivative financial instruments	25	(18)	–	3	–	–	10
Financial liabilities designated at fair value through profit or loss	(12)	–	–	–	12	–	–
Obligations related to securities sold short	(3)	–	–	(2)	3	(1)	(3)
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.